1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2019
Accounting Policies [Abstract]
Income (Loss) per Share

The following is the calculation of loss per share for the three and nine months ended March 31, 2020 and 2019:

	Three Months Ended March 31,		Nine Months Ended March 31,
	2020	2019	2020	2019
Net Loss - Basic and Diluted	$(466,130)	$(80,483)	$(1,103,065)	$(505,716)

Basic and Dilutive Weighted Average Shares Outstanding	12,982,494	12,020,328	12,898,004	11,294,902

Loss Per Share - Basic and Diluted	$(0.04)	$(0.01)	$(0.09)	$(0.04)

	Year Ended June 30
	2019	2018
Net Loss– Basic and Diluted	$(614,871)	$(351,390)

Basic Weighted Average Shares Outstanding	11,486,079	9,826,151
Potentially Dilutive Securities	–	–
Diluted Weighted Average Shares Outstanding	11,486,079	9,826,151

Loss Per Share
Basic	$(0.05)	$(0.04)
Diluted	$(0.05)	$(0.04)